UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment |_|; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:     Heitman Real Estate Securities LLC
Address:  191 North Wacker Drive
          Suite 2500
          Chicago, IL 60606

Form 13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nancy B. Lynn
Title:    Vice President
Phone:    312-849-4153

Signature, Place and Date of Signing:

/s/ Nancy B. Lynn                       Chicago, IL       July 23, 2008
----------------------------------     -------------      -------------
[Signature]                            [City, State]         [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

028-01190                           Frank Russell Company

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:           FIVE (5)

Form 13F Information Table Entry Total:     138

Form 13F Information Table Value Total:     3,118,073

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number          Name

1       028-11931                     Old Mutual (US) Holdings, Inc.

2       028-11581                     Old Mutual Capital, Inc.

3       028-598                       The Penn Mutual Life Insurance Company

4       028-12002                     Heitman LLC

5       028-12003                     KE I LLC

Heitman Real Estate Securities LLC
FORM 13F
2Q
30-Jun-08

                             TITLE OF                   VALUE    SHARES/ SH/  PUT/  INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER            CLASS            CUSIP   (x$1000)  PRN AMT PRN  CALL  DSCRETN   MANAGERS     SOLE     SHARED     NONE
-----------------------      --------        --------- --------  ------- ---  ----  -------  ----------  --------  --------  -------
Acadia Realty Trust          COM SH BEN INT  004239109   33650   1453553 SH         DEFINED   1,4,5       512209              941344
Acadia Realty Trust          COM SH BEN INT  004239109    1109     47891 SH         OTHER     1,2,4,5      47891
Acadia Realty Trust          COM SH BEN INT  004239109     567     24500 SH         OTHER     1,3,4,5      24500
Alexandria Real Estate
 Equities Inc.               COM             015271109   91156    936472 SH         DEFINED   1,4,5       343662              592810
Alexandria Real Estate
 Equities Inc.               COM             015271109    3027     31100 SH         OTHER     1,2,4,5      31100
Alexandria Real Estate
 Equities Inc.               COM             015271109    1528     15700 SH         OTHER     1,3,4,5      15700
AMB Property Corp            COM             00163T109  106956   2122995 SH         DEFINED   1,4,5       801378             1321617
AMB Property Corp            COM             00163T109    3587     71194 SH         OTHER     1,2,4,5      71194
AMB Property Corp            COM             00163T109    1834     36400 SH         OTHER     1,3,4,5      36400
American Campus Communities  COM             024835100   42792   1537067 SH         DEFINED   1,4,5       554848              982219
American Campus Communities  COM             024835100    1390     49916 SH         OTHER     1,2,4,5      49916
American Campus Communities  COM             024835100     707     25400 SH         OTHER     1,3,4,5      25400
Avalonbay Communities, Inc.  COM             053484101  145759   1634799 SH         DEFINED   1,4,5       605029             1029770
Avalonbay Communities, Inc.  COM             053484101    4544     50962 SH         OTHER     1,2,4,5      50962
Avalonbay Communities, Inc.  COM             053484101    2256     25300 SH         OTHER     1,3,4,5      25300
Biomed Realty Trust Inc      COM             09063H107   55605   2266797 SH         DEFINED   1,4,5       828952             1437845
Biomed Realty Trust Inc      COM             09063H107    1756     71579 SH         OTHER     1,2,4,5      71579
Biomed Realty Trust Inc      COM             09063H107     893     36400 SH         OTHER     1,3,4,5      36400
Boston Properties, Inc.      COM             101121101  146354   1622193 SH         DEFINED   1,4,5       568720             1053473
Boston Properties, Inc.      COM             101121101    4599     50979 SH         OTHER     1,2,4,5      50979
Boston Properties, Inc.      COM             101121101    2355     26100 SH         OTHER     1,3,4,5      26100
Brandywine Realty Trust      SH BEN INT      105368203    2161    137100 SH         DEFINED   1,4,5                           137100
BRE Properties, Inc.         COM             05564E106     961     22200 SH         DEFINED   1,4,5                            22200
Brookfield Properties Corp.  COM             112900105   26343   1480779 SH         DEFINED   1,4,5      1093719              387060
Brookfield Properties Corp.  COM             112900105    1921    107969 SH         OTHER     1,2,4,5     107969
Brookfield Properties Corp.  COM             112900105     971     54600 SH         OTHER     1,3,4,5      54600
Camden Property Trust        SH BEN INT      133131102   43633    985842 SH         DEFINED   1,4,5       355073              630769
Camden Property Trust        SH BEN INT      133131102    1443     32600 SH         OTHER     1,2,4,5      32600
Camden Property Trust        SH BEN INT      133131102     730     16500 SH         OTHER     1,3,4,5      16500
CBL & Associates
 Properties, Inc.            COM             124830100    2551    111700 SH         DEFINED   1,4,5                           111700
Cogdell Spencer Inc.         COM             19238U107     978     60200 SH         DEFINED   1,4,5                            60200
Colonial Properties Trust    COM SH BEN INT  195872106     717     35800 SH         DEFINED   1,4,5                            35800
Developers Diversified
 Realty Corp.                COM             251591103     555     16000 SH         DEFINED   1,4,5                            16000
DiamondRock Hospitality
 Company                     COM             252784301   41686   3827931 SH         DEFINED   1,4,5      1454949             2372982
DiamondRock Hospitality
 Company                     COM             252784301    1423    130661 SH         OTHER     1,2,4,5     130661
DiamondRock Hospitality
 Company                     COM             252784301     712     65400 SH         OTHER     1,3,4,5      65400
Digital Realty Trust Inc.    COM             253868103   77269   1888747 SH         DEFINED   1,4,5       714561             1174186
Digital Realty Trust Inc.    COM             253868103    2607     63716 SH         OTHER     1,2,4,5      63716
Digital Realty Trust Inc.    COM             253868103    1321     32300 SH         OTHER     1,3,4,5      32300
Duke Realty Corporation      COM             264411505    1634     72800 SH         DEFINED   1,4,5                            72800
DuPont Fabros Technology
 Inc.                        COM             26613Q106   22136   1187563 SH         DEFINED   1,4,5       417819              769744
DuPont Fabros Technology
 Inc.                        COM             26613Q106     693     37200 SH         OTHER     1,2,4,5      37200
DuPont Fabros Technology
 Inc.                        COM             26613Q106     352     18900 SH         OTHER     1,3,4,5      18900
Education Realty Trust       COM             28140H104    1509    129500 SH         DEFINED   1,4,5                           129500
Entertainment Properties
 Trust                       COM SH BEN INT  29380T105   19869    401872 SH         DEFINED   1,4,5        47372              354500
Equity Residential           SH BEN INT      29476L107   93503   2443241 SH         DEFINED   1,4,5       873722             1569519
Equity Residential           SH BEN INT      29476L107    3074     80324 SH         OTHER     1,2,4,5      80324
Equity Residential           SH BEN INT      29476L107    1558     40700 SH         OTHER     1,3,4,5      40700
Essex Property Trust Inc.    COM             297178105   86675    813851 SH         DEFINED   1,4,5       304858              508993
Essex Property Trust Inc.    COM             297178105    3443     32332 SH         OTHER     1,2,4,5      32332
Essex Property Trust Inc.    COM             297178105    1747     16400 SH         OTHER     1,3,4,5      16400
Extra Space Storage Inc      COM             30225T102    2593    168810 SH         DEFINED   1,4,5                           168810
Federal Realty Investment
 Trust                       COM             313747206   70107   1016046 SH         DEFINED   1,4,5       347784              668262
Federal Realty Investment
 Trust                       COM             313747206    2254     32664 SH         OTHER     1,2,4,5      32664
Federal Realty Investment
 Trust                       COM             313747206    1118     16200 SH         OTHER     1,3,4,5      16200
First Potomac Realty Trust   COM             33610F109    2320    152259 SH         DEFINED   1,4,5                           152259
General Growth Properties,
 Inc.                        COM             370021107   71819   2050220 SH         DEFINED   1,4,5       762318             1287902
General Growth Properties,
 Inc.                        COM             370021107    2509     71635 SH         OTHER     1,2,4,5      71635
General Growth Properties,
 Inc.                        COM             370021107    1310     37400 SH         OTHER     1,3,4,5      37400
Glimcher Realty Trust        SH BEN INT      379302102    1305    116700 SH         DEFINED   1,4,5                           116700
HCP Inc.                     COM             40414L109   46496   1461665 SH         DEFINED   1,4,5       526337              935328
HCP Inc.                     COM             40414L109    1613     50705 SH         OTHER     1,2,4,5      50705
HCP Inc.                     COM             40414L109     821     25800 SH         OTHER     1,3,4,5      25800
Health Care REIT Inc.        COM             42217K106   97365   2187981 SH         DEFINED   1,4,5       765658             1422323
Health Care REIT Inc.        COM             42217K106    3158     70971 SH         OTHER     1,2,4,5      70971
Health Care REIT Inc.        COM             42217K106    1606     36100 SH         OTHER     1,3,4,5      36100
Healthcare Realty Trust Inc. COM             421946104     751     31600 SH         DEFINED   1,4,5                            31600
Highwoods Properties Inc.    COM             431284108   16058    511075 SH         DEFINED   1,4,5        93716              417359
Home Properties, Inc.        COM             437306103     812     16900 SH         DEFINED   1,4,5                            16900
Hospitality Properties Trust COM SH BEN INT  44106M102    1399     57200 SH         DEFINED   1,4,5                            57200
Host Hotels & Resorts, Inc.  COM             44107P104  102779   7529610 SH         DEFINED   1,4,5      2859002             4670608
Host Hotels & Resorts, Inc.  COM             44107P104    3546    259780 SH         OTHER     1,2,4,5     259780
Host Hotels & Resorts, Inc.  COM             44107P104    1792    131269 SH         OTHER     1,3,4,5     131269
HRPT Properties Trust        COM SH BEN INT  40426W101    4604    680100 SH         DEFINED   1,4,5                           680100
Kimco Realty Corporation     COM             49446R109   97763   2832063 SH         DEFINED   1,4,5      1009399             1822664
Kimco Realty Corporation     COM             49446R109    3126     90557 SH         OTHER     1,2,4,5      90557
Kimco Realty Corporation     COM             49446R109    1564     45300 SH         OTHER     1,3,4,5      45300
Kite Realty Group Trust      COM             49803T102   19814   1585156 SH         DEFINED   1,4,5       531263             1053893
Kite Realty Group Trust      COM             49803T102     590     47217 SH         OTHER     1,2,4,5      47217
Kite Realty Group Trust      COM             49803T102     286     22900 SH         OTHER     1,3,4,5      22900
LaSalle Hotel Properties     COM SH BEN INT  517942108   26826   1067491 SH         DEFINED   1,4,5       401406              666085
LaSalle Hotel Properties     COM SH BEN INT  517942108     947     37693 SH         OTHER     1,2,4,5      37693
LaSalle Hotel Properties     COM SH BEN INT  517942108     475     18900 SH         OTHER     1,3,4,5      18900
Lexington Corporate
 Properties Trust            COM             529043101    2656    194900 SH         DEFINED   1,4,5                           194900
Liberty Property Trust       SH BEN INT      531172104    5413    163300 SH         DEFINED   1,4,5                           163300
Macerich Company, The        COM             554382101   79161   1274118 SH         DEFINED   1,4,5       463705              810413
Macerich Company, The        COM             554382101    2640     42490 SH         OTHER     1,2,4,5      42490
Macerich Company, The        COM             554382101    1311     21100 SH         OTHER     1,3,4,5      21100
Mack-Cali Realty
 Corporation                 COM             554489104   56027   1639663 SH         DEFINED   1,4,5       582980             1056683
Mack-Cali Realty
 Corporation                 COM             554489104    1845     54000 SH         OTHER     1,2,4,5      54000
Mack-Cali Realty
 Corporation                 COM             554489104     933     27300 SH         OTHER     1,3,4,5      27300
Medical Properties Trust
 Inc.                        COM             58463J304    2500    247000 SH         DEFINED   1,4,5                           247000
National Retail
 Properties, Inc.            COM             637417106   24965   1194511 SH         DEFINED   1,4,5       140188             1054323
Nationwide Health
 Properties, Inc.            COM             638620104   57093   1813058 SH         DEFINED   1,4,5       610039             1203019
Nationwide Health
 Properties, Inc.            COM             638620104    1774     56330 SH         OTHER     1,2,4,5      56330
Nationwide Health
 Properties, Inc.            COM             638620104     904     28700 SH         OTHER     1,3,4,5      28700
Omega Healthcare Investors,
 Inc.                        COM             681936100     849     51000 SH         DEFINED   1,4,5                            51000
Parkway Properties Inc.      COM             70159Q104     813     24100 SH         DEFINED   1,4,5                            24100
Plum Creek Timber Co Inc.    COM             729251108   37576    879800 SH         DEFINED   1,4,5        79100              800700
ProLogis                     SH BEN INT      743410102  146674   2698694 SH         DEFINED   1,4,5       989987             1708707
ProLogis                     SH BEN INT      743410102    4899     90141 SH         OTHER     1,2,4,5      90141
ProLogis                     SH BEN INT      743410102    2495     45900 SH         OTHER     1,3,4,5      45900
PS Business Parks Inc.       COM             69360J107    8499    164715 SH         DEFINED   1,4,5        73752               90963
PS Business Parks Inc.       COM             69360J107     366      7100 SH         OTHER     1,2,4,5       7100
PS Business Parks Inc.       COM             69360J107     243      4700 SH         OTHER     1,3,4,5       4700
Public Storage, Inc.         COM             74460D109  118725   1469547 SH         DEFINED   1,4,5       540593              928954
Public Storage, Inc.         COM             74460D109    4254     52649 SH         OTHER     1,2,4,5      52649
Public Storage, Inc.         COM             74460D109    2110     26115 SH         OTHER     1,3,4,5      26115
Rayonier Inc                 COM             754907103   20079    472900 SH         DEFINED   1,4,5        41000              431900
Realty Income Corp           COM             756109104    1907     83800 SH         DEFINED   1,4,5                            83800
Regency Centers Corp.        COM             758849103  102698   1737110 SH         DEFINED   1,4,5       618076             1119034
Regency Centers Corp.        COM             758849103    3296     55747 SH         OTHER     1,2,4,5      55747
Regency Centers Corp.        COM             758849103    1691     28600 SH         OTHER     1,3,4,5      28600
Senior Housing Properties
 Trust                       SH BEN INT      81721M109    2072    106100 SH         DEFINED   1,4,5                           106100
Simon Property Group, Inc.   COM             828806109  258612   2876987 SH         DEFINED   1,4,5      1056855             1820132
Simon Property Group, Inc.   COM             828806109    8809     98000 SH         OTHER     1,2,4,5      98000
Simon Property Group, Inc.   COM             828806109    4432     49300 SH         OTHER     1,3,4,5      49300
SL Green Realty Corp         COM             78440X101   77486    936730 SH         DEFINED   1,4,5       365750              570980
SL Green Realty Corp         COM             78440X101    2763     33399 SH         OTHER     1,2,4,5      33399
SL Green Realty Corp         COM             78440X101    1497     18100 SH         OTHER     1,3,4,5      18100
Sovran Self Storage, Inc.    COM             84610H108    1583     38100 SH         DEFINED   1,4,5                            38100
Sun Communities, Inc.        COM             866674104    1278     70100 SH         DEFINED   1,4,5                            70100
Tanger Factory Outlet
 Centers, Inc.               COM             875465106   45043   1253629 SH         DEFINED   1,4,5       466138              787491
Tanger Factory Outlet
 Centers, Inc.               COM             875465106    1564     43540 SH         OTHER     1,2,4,5      43540
Tanger Factory Outlet
 Centers, Inc.               COM             875465106     787     21900 SH         OTHER     1,3,4,5      21900
Taubman Centers, Inc.        COM             876664103   60141   1236192 SH         DEFINED   1,4,5       457412              778780
Taubman Centers, Inc.        COM             876664103    2008     41270 SH         OTHER     1,2,4,5      41270
Taubman Centers, Inc.        COM             876664103    1027     21100 SH         OTHER     1,3,4,5      21100
UDR, Inc.                    COM             902653104    1511     67500 SH         DEFINED   1,4,5                            67500
Universal Health Realty
 Income                      SH BEN INT      91359E105     747     24900 SH         DEFINED   1,4,5                            24900
Ventas Inc.                  COM             92276F100   81821   1922040 SH         DEFINED   1,4,5       666742             1255298
Ventas Inc.                  COM             92276F100    2682     63008 SH         OTHER     1,2,4,5      63008
Ventas Inc.                  COM             92276F100    1366     32100 SH         OTHER     1,3,4,5      32100
Vornado Realty Trust         SH BEN INT      929042109  168887   1919171 SH         DEFINED   1,4,5       668965             1250206
Vornado Realty Trust         SH BEN INT      929042109    5612     63774 SH         OTHER     1,2,4,5      63774
Vornado Realty Trust         SH BEN INT      929042109    2869     32600 SH         OTHER     1,3,4,5      32600
Washington REIT              COM             939653101    1524     50700 SH         DEFINED   1,4,5                            50700
Weingarten Realty Investors  SH BEN INT      948741103    1431     47200 SH         DEFINED   1,4,5                            47200

REPORT SUMMARY                               DATA RECORDS                5            OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED